Allowance for Credit Losses	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
ALLOWANCE FOR CREDIT LOSSES
Allowance for Credit Losses

The following table summarizes the Company’s allowance for credit losses for the six months ended June 30, 2016 and 2015:

	Finance Leases	Notes Receivable	Total
Allowance for credit losses
Balance at January 1, 2016	$0.5	$4.1	$4.6
Provision for credit losses	—	—	—
Balance at June 30, 2016	$0.5	$4.1	$4.6

Balance at January 1, 2015	$0.4	$4.1	$4.5
Provision for credit losses	0.3	—	0.3
Write-offs	(0.1)	—	(0.1)
Balance at June 30, 2015	$0.6	$4.1	$4.7

There were no significant changes in provision for credit losses, recoveries and write-offs during the six months ended June 30, 2016 and 2015. As of June 30, 2016, finance leases and notes receivable individually evaluated for impairment were $63.5 and $8.7, respectively. As of June 30, 2015, finance leases and notes receivable individually evaluated for impairment were $118.9 and $14.6, respectively. As of June 30, 2016 and December 31, 2015, the Company’s finance lease receivables in Latin America were $49.5 and $58.8, respectively. The decrease is related primarily to recurring customer payments for financing arrangements.

The Company records interest income and any fees or costs related to financing receivables using the effective interest method over the term of the lease or loan. The Company reviews the aging of its financing receivables to determine past due and delinquent accounts. Credit quality is reviewed at inception and is re-evaluated as needed based on customer-specific circumstances. Receivable balances 60 days to 89 days past due are reviewed and may be placed on nonaccrual status based on customer-specific circumstances. Receivable balances are placed on nonaccrual status upon reaching greater than 89 days past due. Upon receipt of payment on nonaccrual financing receivables, interest income is recognized and accrual of interest is resumed once the account has been made current or the specific circumstances have been resolved.

As of June 30, 2016 and December 31, 2015, the recorded investment in past due financing receivables on nonaccrual status was $0.6 and $0.7, respectively, and there were no recorded investments in finance receivables past due 90 days or more and still accruing interest. The recorded investment in impaired notes receivable was $4.1 as of June 30, 2016 and December 31, 2015 and was fully reserved.

The following table summarizes the Company’s aging of past-due notes receivable balances:

	June 30, 2016	December 31, 2015
30-59 days past due	$0.1	$0.1
60-89 days past due	—	—
> 89 days past due (1)	3.8	3.0
Total past due	$3.9	$3.1

(1)	Past due notes receivable balances greater than 89 days are fully reserved.